Federal Income Tax Matters (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Reclassification Taxable Income

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Increase (decrease) in Paid in Capital in Excess of Par	$(1,430)	$(291)
Increase (decrease) in Distributable Earnings (Losses)	1,430	291

Reconciliation of Taxable Income Increase (Decrease) in Net Assets from Operation

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Net increase in net assets resulting from operations	$121,642	$16,423
Net change in unrealized (appreciation) depreciation on investment transactions	(11,835)	587
Other income not currently taxable	(2,133)	(43)
Expenses not currently deductible	3,045	291
Other income for tax but not book	590	—
Other deductions/losses for tax not book	(208)	(74)
Other realized gain/loss differences	7,230	43
Taxable income before deductions for distributions	$118,331	$17,227

Schedule of Tax Character of Distributions Paid

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Ordinary Income	$109,583	$10,938

Schedule of Accumulated Earnings (Deficit) Book Basis, Income Tax

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Undistributed ordinary income – tax basis	$13,406	$6,289
Undistributed realized gains – tax basis	1,632	—
Net unrealized appreciation (depreciation) on investments	3,942	(587)
Other temporary differences	(14,850)	(5,414)
Total accumulated earnings (loss) – book basis	$4,130	$288